Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Registrant Name	PERRIGO COMPANY PLC
Entity Central Index Key	0001585364